PRESTIGE CAPITAL CORPORATION [A Development Stage Company] Condensed Balance Sheets [Unaudited] [Paranthetical] (USD $)	Jun. 30, 2011	Dec. 31, 2010
Preferred stock, authorized	10,000,000	10,000,000
Common stock, $.001 par value	$ 0.001	$ 0.001
Common stock authorized	100,000,000	100,000,000
Common stock issued	2,332,200	2,302,200
Common stock outstanding	2,332,200	2,302,200